Average Annual Total Returns	12 Months Ended
Dec. 31, 2013
Vanguard 500 Index Fund | Vanguard 500 Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	32.18%
Five Years	17.81%
Ten Years	7.29%
Inception Date	Aug. 31, 1976
Vanguard 500 Index Fund | Vanguard 500 Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	32.33%
Five Years	17.94%
Ten Years	7.39%
Inception Date	Nov. 13, 2000
Vanguard 500 Index Fund | Vanguard 500 Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	32.33%
Since Inception	19.72%
Inception Date	Sep. 07, 2010
Vanguard 500 Index Fund | Vanguard 500 Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	32.33%
Five Years	17.94%
Since Inception	6.86%
Inception Date	Sep. 29, 2006
Vanguard Extended Market Index Fund | Vanguard Extended Market Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	38.19%
Five Years	22.47%
Ten Years	10.17%
Inception Date	Dec. 21, 1987
Vanguard Extended Market Index Fund | Vanguard Extended Market Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	38.37%
Five Years	22.65%
Ten Years	10.33%
Inception Date	Nov. 13, 2000
Vanguard Extended Market Index Fund | Vanguard Extended Market Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	38.42%
Five Years	22.68%
Ten Years	10.37%
Inception Date	Jul. 07, 1997
Vanguard Extended Market Index Fund | Vanguard Extended Market Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	38.37%
Five Years	22.64%
Ten Years	10.33%
Inception Date	Dec. 27, 2001
Vanguard Extended Market Index Fund | Vanguard Extended Market Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	38.37%
Five Years	22.64%
Since Inception	9.50%
Inception Date	Sep. 01, 2006
Vanguard Extended Market Index Fund | Vanguard Extended Market Index Fund - Institutional Plus Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	38.43%
Since Inception	15.53%
Inception Date	Jan. 14, 2011
Vanguard Growth Index Fund | Vanguard Growth Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	32.16%
Five Years	20.16%
Ten Years	7.88%
Inception Date	Nov. 02, 1992
Vanguard Growth Index Fund | Vanguard Growth Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	32.40%
Five Years	20.32%
Ten Years	8.02%
Inception Date	Nov. 13, 2000
Vanguard Growth Index Fund | Vanguard Growth Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	32.41%
Five Years	20.36%
Ten Years	8.06%
Inception Date	May 14, 1998
Vanguard Growth Index Fund | Vanguard Growth Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	32.38%
Five Years	20.32%
Since Inception	7.59%
Inception Date	Jan. 26, 2004
Vanguard Growth Index Fund | Vanguard Growth Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	32.37%
Five Years	20.31%
Since Inception	7.37%
Inception Date	Jun. 04, 2007
Vanguard Large-Cap Index Fund | Vanguard Large-Cap Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	32.45%
Five Years	18.11%
Since Inception	7.53%
Inception Date	Jan. 30, 2004
Vanguard Large-Cap Index Fund | Vanguard Large-Cap Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	32.65%
Five Years	18.31%
Since Inception	7.90%
Inception Date	Jun. 30, 2005
Vanguard Large-Cap Index Fund | Vanguard Large-Cap Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	32.65%
Five Years	18.28%
Since Inception	7.55%
Inception Date	Jan. 27, 2004
Vanguard Large-Cap Index Fund | Vanguard Large-Cap Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	32.65%
Five Years	18.28%
Since Inception	6.44%
Inception Date	Aug. 30, 2007
Vanguard Large-Cap Index Fund | Vanguard Large-Cap Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	32.66%
Five Years	18.28%
Since Inception	7.63%
Inception Date	Feb. 02, 2004
Vanguard Mid-Cap Growth Index Fund | Vanguard Mid-Cap Growth Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	32.02%
Five Years	21.99%
Since Inception	8.59%
Inception Date	Aug. 24, 2006
Vanguard Mid-Cap Growth Index Fund | Vanguard Mid-Cap Growth Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	32.23%
Five Years	22.18%
Since Inception	8.51%
Inception Date	Aug. 17, 2006
Vanguard Mid-Cap Growth Index Fund | Vanguard Mid-Cap Growth Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	32.22%
Since Inception	22.43%
Inception Date	Sep. 27, 2011
Vanguard Mid-Cap Index Fund | Vanguard Mid-Cap Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	35.00%
Five Years	21.90%
Ten Years	9.97%
Inception Date	May 21, 1998
Vanguard Mid-Cap Index Fund | Vanguard Mid-Cap Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	35.17%
Five Years	22.11%
Ten Years	10.14%
Inception Date	May 21, 1998
Vanguard Mid-Cap Index Fund | Vanguard Mid-Cap Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	35.15%
Five Years	22.07%
Since Inception	9.67%
Inception Date	Jan. 26, 2004
Vanguard Mid-Cap Index Fund | Vanguard Mid-Cap Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	35.15%
Five Years	22.07%
Since Inception	7.23%
Inception Date	Mar. 30, 2007
Vanguard Mid-Cap Index Fund | Vanguard Mid-Cap Index Fund - Institutional Plus Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	35.20%
Since Inception	16.02%
Inception Date	Dec. 15, 2010
Vanguard Mid-Cap Index Fund | Vanguard Mid-Cap Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	35.15%
Five Years	22.08%
Ten Years	10.10%
Inception Date	Nov. 12, 2001
Vanguard Mid-Cap Value Index Fund | Vanguard Mid-Cap Value Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	37.42%
Five Years	21.56%
Since Inception	8.38%
Inception Date	Aug. 24, 2006
Vanguard Mid-Cap Value Index Fund | Vanguard Mid-Cap Value Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	37.65%
Five Years	21.72%
Since Inception	8.43%
Inception Date	Aug. 17, 2006
Vanguard Mid-Cap Value Index Fund | Vanguard Mid-Cap Value Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	37.66%
Since Inception	27.95%
Inception Date	Sep. 27, 2011
Vanguard Small-Cap Growth Index Fund | Vanguard Small-Cap Growth Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	37.98%
Five Years	24.23%
Ten Years	10.63%
Inception Date	May 21, 1998
Vanguard Small-Cap Growth Index Fund | Vanguard Small-Cap Growth Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	38.20%
Five Years	24.45%
Ten Years	10.82%
Inception Date	May 24, 2000
Vanguard Small-Cap Growth Index Fund | Vanguard Small-Cap Growth Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	38.18%
Five Years	24.40%
Since Inception	9.88%
Inception Date	Jan. 26, 2004
Vanguard Small-Cap Growth Index Fund | Vanguard Small-Cap Growth Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	38.22%
Since Inception	28.29%
Inception Date	Sep. 27, 2011
Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	37.62%
Five Years	22.38%
Ten Years	10.20%
Inception Date	Oct. 03, 1960
Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	37.81%
Five Years	22.55%
Ten Years	10.34%
Inception Date	Nov. 13, 2000
Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	37.80%
Five Years	22.59%
Ten Years	10.38%
Inception Date	Jul. 07, 1997
Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	37.80%
Five Years	22.55%
Since Inception	9.65%
Inception Date	Jan. 26, 2004
Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	37.79%
Five Years	22.55%
Since Inception	8.50%
Inception Date	Dec. 15, 2006
Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - Institutional Plus Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	37.85%
Since Inception	16.74%
Inception Date	Dec. 17, 2010
Vanguard Small-Cap Value Index Fund | Vanguard Small-Cap Value Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	36.41%
Five Years	20.32%
Ten Years	9.54%
Inception Date	May 21, 1998
Vanguard Small-Cap Value Index Fund | Vanguard Small-Cap Value Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	36.55%
Five Years	20.54%
Ten Years	9.73%
Inception Date	Dec. 07, 1999
Vanguard Small-Cap Value Index Fund | Vanguard Small-Cap Value Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	36.57%
Five Years	20.48%
Since Inception	9.17%
Inception Date	Jan. 26, 2004
Vanguard Small-Cap Value Index Fund | Vanguard Small-Cap Value Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	36.58%
Since Inception	29.23%
Inception Date	Sep. 27, 2011
Vanguard Total Stock Market Index Fund | Vanguard Total Stock Market Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	33.35%
Five Years	18.72%
Ten Years	7.99%
Inception Date	Apr. 27, 1992
Vanguard Total Stock Market Index Fund | Vanguard Total Stock Market Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	33.52%
Five Years	18.86%
Ten Years	8.11%
Inception Date	Nov. 13, 2000
Vanguard Total Stock Market Index Fund | Vanguard Total Stock Market Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	33.49%
Five Years	18.86%
Ten Years	8.12%
Inception Date	Jul. 07, 1997
Vanguard Total Stock Market Index Fund | Vanguard Total Stock Market Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	33.51%
Five Years	18.86%
Ten Years	8.11%
Inception Date	May 24, 2001
Vanguard Total Stock Market Index Fund | Vanguard Total Stock Market Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	33.51%
Five Years	18.86%
Since Inception	7.67%
Inception Date	Sep. 01, 2006
Vanguard Value Index Fund | Vanguard Value Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	32.85%
Five Years	16.09%
Ten Years	7.38%
Inception Date	Nov. 02, 1992
Vanguard Value Index Fund | Vanguard Value Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	33.05%
Five Years	16.26%
Ten Years	7.51%
Inception Date	Nov. 13, 2000
Vanguard Value Index Fund | Vanguard Value Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	33.07%
Five Years	16.29%
Ten Years	7.54%
Inception Date	Jul. 02, 1998
Vanguard Value Index Fund | Vanguard Value Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	33.03%
Five Years	16.26%
Since Inception	7.18%
Inception Date	Jan. 26, 2004
Vanguard Value Index Fund | Vanguard Value Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	33.06%
Five Years	16.26%
Since Inception	3.37%
Inception Date	Jun. 04, 2007
Return After Taxes on Distributions | Vanguard 500 Index Fund | Vanguard 500 Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	31.58%
Five Years	17.41%
Ten Years	6.95%
Return After Taxes on Distributions | Vanguard 500 Index Fund | Vanguard 500 Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	31.70%
Since Inception	19.26%
Return After Taxes on Distributions | Vanguard 500 Index Fund | Vanguard 500 Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	31.69%
Five Years	17.52%
Since Inception	6.49%
Return After Taxes on Distributions | Vanguard Extended Market Index Fund | Vanguard Extended Market Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	37.78%
Five Years	22.20%
Ten Years	9.92%
Return After Taxes on Distributions | Vanguard Extended Market Index Fund | Vanguard Extended Market Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	37.94%
Five Years	22.36%
Ten Years	10.08%
Return After Taxes on Distributions | Vanguard Extended Market Index Fund | Vanguard Extended Market Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	37.90%
Five Years	22.33%
Ten Years	10.04%
Return After Taxes on Distributions | Vanguard Extended Market Index Fund | Vanguard Extended Market Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	37.90%
Five Years	22.33%
Since Inception	9.18%
Return After Taxes on Distributions | Vanguard Growth Index Fund | Vanguard Growth Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	31.79%
Five Years	19.92%
Ten Years	7.70%
Return After Taxes on Distributions | Vanguard Growth Index Fund | Vanguard Growth Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	31.99%
Five Years	20.08%
Ten Years	7.85%
Return After Taxes on Distributions | Vanguard Growth Index Fund | Vanguard Growth Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	31.96%
Five Years	20.05%
Since Inception	7.39%
Return After Taxes on Distributions | Vanguard Growth Index Fund | Vanguard Growth Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	31.95%
Five Years	20.05%
Since Inception	7.14%
Return After Taxes on Distributions | Vanguard Large-Cap Index Fund | Vanguard Large-Cap Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	31.88%
Five Years	17.73%
Since Inception	7.22%
Return After Taxes on Distributions | Vanguard Large-Cap Index Fund | Vanguard Large-Cap Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	32.04%
Five Years	17.90%
Since Inception	7.56%
Return After Taxes on Distributions | Vanguard Large-Cap Index Fund | Vanguard Large-Cap Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	32.04%
Five Years	17.87%
Since Inception	7.21%
Return After Taxes on Distributions | Vanguard Large-Cap Index Fund | Vanguard Large-Cap Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	32.04%
Five Years	17.88%
Since Inception	6.07%
Return After Taxes on Distributions | Vanguard Mid-Cap Growth Index Fund | Vanguard Mid-Cap Growth Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	31.85%
Five Years	21.90%
Since Inception	8.51%
Return After Taxes on Distributions | Vanguard Mid-Cap Growth Index Fund | Vanguard Mid-Cap Growth Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	32.01%
Five Years	22.05%
Since Inception	8.40%
Return After Taxes on Distributions | Vanguard Mid-Cap Index Fund | Vanguard Mid-Cap Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	34.63%
Five Years	21.66%
Ten Years	9.73%
Return After Taxes on Distributions | Vanguard Mid-Cap Index Fund | Vanguard Mid-Cap Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	34.75%
Five Years	21.83%
Ten Years	9.86%
Return After Taxes on Distributions | Vanguard Mid-Cap Index Fund | Vanguard Mid-Cap Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	34.73%
Five Years	21.80%
Since Inception	9.41%
Return After Taxes on Distributions | Vanguard Mid-Cap Index Fund | Vanguard Mid-Cap Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	34.74%
Five Years	21.80%
Since Inception	6.94%
Return After Taxes on Distributions | Vanguard Mid-Cap Value Index Fund | Vanguard Mid-Cap Value Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	36.93%
Five Years	21.16%
Since Inception	7.99%
Return After Taxes on Distributions | Vanguard Mid-Cap Value Index Fund | Vanguard Mid-Cap Value Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	37.12%
Five Years	21.30%
Since Inception	8.01%
Return After Taxes on Distributions | Vanguard Small-Cap Growth Index Fund | Vanguard Small-Cap Growth Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	37.76%
Five Years	24.10%
Ten Years	10.53%
Return After Taxes on Distributions | Vanguard Small-Cap Growth Index Fund | Vanguard Small-Cap Growth Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	37.90%
Five Years	24.28%
Ten Years	10.68%
Return After Taxes on Distributions | Vanguard Small-Cap Growth Index Fund | Vanguard Small-Cap Growth Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	37.89%
Five Years	24.23%
Since Inception	9.75%
Return After Taxes on Distributions | Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	37.12%
Five Years	22.05%
Ten Years	9.91%
Return After Taxes on Distributions | Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	37.24%
Five Years	22.21%
Ten Years	10.05%
Return After Taxes on Distributions | Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	37.25%
Five Years	22.18%
Since Inception	9.32%
Return After Taxes on Distributions | Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	37.24%
Five Years	22.18%
Since Inception	8.12%
Return After Taxes on Distributions | Vanguard Small-Cap Value Index Fund | Vanguard Small-Cap Value Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	35.70%
Five Years	19.80%
Ten Years	9.07%
Return After Taxes on Distributions | Vanguard Small-Cap Value Index Fund | Vanguard Small-Cap Value Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	35.77%
Five Years	19.97%
Ten Years	9.21%
Return After Taxes on Distributions | Vanguard Small-Cap Value Index Fund | Vanguard Small-Cap Value Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	35.80%
Five Years	19.92%
Since Inception	8.66%
Return After Taxes on Distributions | Vanguard Total Stock Market Index Fund | Vanguard Total Stock Market Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	32.75%
Five Years	18.34%
Ten Years	7.68%
Return After Taxes on Distributions | Vanguard Total Stock Market Index Fund | Vanguard Total Stock Market Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	32.85%
Five Years	18.45%
Ten Years	7.78%
Return After Taxes on Distributions | Vanguard Total Stock Market Index Fund | Vanguard Total Stock Market Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	32.87%
Five Years	18.45%
Ten Years	7.77%
Return After Taxes on Distributions | Vanguard Total Stock Market Index Fund | Vanguard Total Stock Market Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	32.87%
Five Years	18.45%
Since Inception	7.31%
Return After Taxes on Distributions | Vanguard Value Index Fund | Vanguard Value Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	32.14%
Five Years	15.60%
Ten Years	6.94%
Return After Taxes on Distributions | Vanguard Value Index Fund | Vanguard Value Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	32.30%
Five Years	15.76%
Ten Years	7.08%
Return After Taxes on Distributions | Vanguard Value Index Fund | Vanguard Value Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	32.27%
Five Years	15.74%
Since Inception	6.72%
Return After Taxes on Distributions | Vanguard Value Index Fund | Vanguard Value Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	32.30%
Five Years	15.74%
Since Inception	2.89%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard 500 Index Fund | Vanguard 500 Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	18.62%
Five Years	14.49%
Ten Years	5.93%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard 500 Index Fund | Vanguard 500 Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	18.73%
Since Inception	15.72%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard 500 Index Fund | Vanguard 500 Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	18.73%
Five Years	14.61%
Since Inception	5.48%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Extended Market Index Fund | Vanguard Extended Market Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	21.78%
Five Years	18.46%
Ten Years	8.36%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Extended Market Index Fund | Vanguard Extended Market Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	21.95%
Five Years	18.63%
Ten Years	8.52%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Extended Market Index Fund | Vanguard Extended Market Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	21.92%
Five Years	18.60%
Ten Years	8.49%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Extended Market Index Fund | Vanguard Extended Market Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	21.91%
Five Years	18.60%
Since Inception	7.60%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Growth Index Fund | Vanguard Growth Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	18.45%
Five Years	16.51%
Ten Years	6.43%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Growth Index Fund | Vanguard Growth Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	18.63%
Five Years	16.68%
Ten Years	6.58%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Growth Index Fund | Vanguard Growth Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	18.61%
Five Years	16.65%
Since Inception	6.18%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Growth Index Fund | Vanguard Growth Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	18.60%
Five Years	16.64%
Since Inception	5.86%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Large-Cap Index Fund | Vanguard Large-Cap Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	18.75%
Five Years	14.75%
Since Inception	6.13%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Large-Cap Index Fund | Vanguard Large-Cap Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	18.90%
Five Years	14.92%
Since Inception	6.39%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Large-Cap Index Fund | Vanguard Large-Cap Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	18.89%
Five Years	14.90%
Since Inception	6.14%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Large-Cap Index Fund | Vanguard Large-Cap Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	18.90%
Five Years	14.90%
Since Inception	5.09%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Mid-Cap Growth Index Fund | Vanguard Mid-Cap Growth Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	18.23%
Five Years	18.10%
Since Inception	6.92%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Mid-Cap Growth Index Fund | Vanguard Mid-Cap Growth Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	18.38%
Five Years	18.26%
Since Inception	6.85%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Mid-Cap Index Fund | Vanguard Mid-Cap Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	20.04%
Five Years	18.01%
Ten Years	8.21%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Mid-Cap Index Fund | Vanguard Mid-Cap Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	20.18%
Five Years	18.19%
Ten Years	8.36%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Mid-Cap Index Fund | Vanguard Mid-Cap Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	20.16%
Five Years	18.16%
Since Inception	7.95%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Mid-Cap Index Fund | Vanguard Mid-Cap Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	20.16%
Five Years	18.16%
Since Inception	5.72%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Mid-Cap Value Index Fund | Vanguard Mid-Cap Value Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	21.52%
Five Years	17.69%
Since Inception	6.67%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Mid-Cap Value Index Fund | Vanguard Mid-Cap Value Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	21.69%
Five Years	17.83%
Since Inception	6.71%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Small-Cap Growth Index Fund | Vanguard Small-Cap Growth Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	21.56%
Five Years	20.02%
Ten Years	8.81%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Small-Cap Growth Index Fund | Vanguard Small-Cap Growth Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	21.71%
Five Years	20.20%
Ten Years	8.96%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Small-Cap Growth Index Fund | Vanguard Small-Cap Growth Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	21.70%
Five Years	20.16%
Since Inception	8.13%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	21.49%
Five Years	18.35%
Ten Years	8.36%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	21.61%
Five Years	18.53%
Ten Years	8.51%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	21.62%
Five Years	18.49%
Since Inception	7.86%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	21.61%
Five Years	18.49%
Since Inception	6.71%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Small-Cap Value Index Fund | Vanguard Small-Cap Value Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	20.90%
Five Years	16.53%
Ten Years	7.74%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Small-Cap Value Index Fund | Vanguard Small-Cap Value Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	21.01%
Five Years	16.71%
Ten Years	7.89%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Small-Cap Value Index Fund | Vanguard Small-Cap Value Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	21.02%
Five Years	16.67%
Since Inception	7.40%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Total Stock Market Index Fund | Vanguard Total Stock Market Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	19.24%
Five Years	15.27%
Ten Years	6.53%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Total Stock Market Index Fund | Vanguard Total Stock Market Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	19.34%
Five Years	15.38%
Ten Years	6.63%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Total Stock Market Index Fund | Vanguard Total Stock Market Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	19.35%
Five Years	15.38%
Ten Years	6.62%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Total Stock Market Index Fund | Vanguard Total Stock Market Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	19.35%
Five Years	15.39%
Since Inception	6.14%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Value Index Fund | Vanguard Value Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	19.09%
Five Years	13.03%
Ten Years	6.02%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Value Index Fund | Vanguard Value Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	19.24%
Five Years	13.20%
Ten Years	6.16%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Value Index Fund | Vanguard Value Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	19.22%
Five Years	13.18%
Since Inception	5.85%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Value Index Fund | Vanguard Value Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	19.24%
Five Years	13.18%
Since Inception	2.64%
Based on Market Value | Vanguard 500 Index Fund | Vanguard 500 Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	32.31%
Since Inception	19.72%
Based on Market Value | Vanguard Extended Market Index Fund | Vanguard Extended Market Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	38.25%
Five Years	22.73%
Ten Years	10.30%
Based on Market Value | Vanguard Growth Index Fund | Vanguard Growth Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	32.40%
Five Years	20.29%
Since Inception	7.60%
Based on Market Value | Vanguard Large-Cap Index Fund | Vanguard Large-Cap Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	32.69%
Five Years	18.26%
Since Inception	7.55%
Based on Market Value | Vanguard Mid-Cap Growth Index Fund | Vanguard Mid-Cap Growth Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	32.23%
Five Years	22.22%
Since Inception	8.51%
Based on Market Value | Vanguard Mid-Cap Index Fund | Vanguard Mid-Cap Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	35.14%
Five Years	22.10%
Since Inception	9.67%
Based on Market Value | Vanguard Mid-Cap Value Index Fund | Vanguard Mid-Cap Value Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	37.68%
Five Years	21.75%
Since Inception	8.43%
Based on Market Value | Vanguard Small-Cap Growth Index Fund | Vanguard Small-Cap Growth Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	38.14%
Five Years	24.47%
Since Inception	9.88%
Based on Market Value | Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	37.75%
Five Years	22.65%
Since Inception	9.65%
Based on Market Value | Vanguard Small-Cap Value Index Fund | Vanguard Small-Cap Value Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	36.48%
Five Years	20.60%
Since Inception	9.17%
Based on Market Value | Vanguard Total Stock Market Index Fund | Vanguard Total Stock Market Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	33.48%
Five Years	18.84%
Ten Years	8.13%
Based on Market Value | Vanguard Value Index Fund | Vanguard Value Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	33.11%
Five Years	16.24%
Since Inception	7.19%
Standard & Poor's 500 Index | Vanguard 500 Index Fund | Vanguard 500 Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	32.39%
Five Years	17.94%
Ten Years	7.41%
Standard & Poor's 500 Index | Vanguard 500 Index Fund | Vanguard 500 Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	32.39%
Five Years	17.94%
Ten Years	7.41%
Standard & Poor's 500 Index | Vanguard 500 Index Fund | Vanguard 500 Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	32.39%
Since Inception	19.75%
Standard & Poor's 500 Index | Vanguard 500 Index Fund | Vanguard 500 Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	32.39%
Five Years	17.94%
Since Inception	6.86%
S&P 500 Value Index | Vanguard Value Index Fund | Vanguard Value Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	31.99%
Five Years	16.61%
Ten Years	7.21%
S&P 500 Growth Index | Vanguard Growth Index Fund | Vanguard Growth Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	32.75%
Five Years	19.24%
Ten Years	7.78%
Spliced Mid Cap Index | Vanguard Mid-Cap Index Fund | Vanguard Mid-Cap Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	35.21%
Five Years	22.13%
Ten Years	10.13%
Spliced Mid Cap Index | Vanguard Mid-Cap Index Fund | Vanguard Mid-Cap Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	35.21%
Five Years	22.13%
Ten Years	10.13%
Spliced Mid Cap Index | Vanguard Mid-Cap Index Fund | Vanguard Mid-Cap Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	35.21%
Five Years	22.13%
Since Inception	9.71%
Spliced Mid Cap Index | Vanguard Mid-Cap Index Fund | Vanguard Mid-Cap Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	35.21%
Five Years	22.13%
Since Inception	7.26%
Spliced Mid Cap Index | Vanguard Mid-Cap Index Fund | Vanguard Mid-Cap Index Fund - Institutional Plus Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	35.21%
Since Inception	16.03%
Spliced Mid Cap Index | Vanguard Mid-Cap Index Fund | Vanguard Mid-Cap Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	35.21%
Five Years	22.13%
Ten Years	10.13%
Spliced Value Index | Vanguard Value Index Fund | Vanguard Value Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	33.15%
Five Years	16.29%
Ten Years	7.53%
Spliced Value Index | Vanguard Value Index Fund | Vanguard Value Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	33.15%
Five Years	16.29%
Ten Years	7.53%
Spliced Value Index | Vanguard Value Index Fund | Vanguard Value Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	33.15%
Five Years	16.29%
Ten Years	7.53%
Spliced Value Index | Vanguard Value Index Fund | Vanguard Value Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	33.15%
Five Years	16.29%
Since Inception	7.21%
Spliced Value Index | Vanguard Value Index Fund | Vanguard Value Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	33.15%
Five Years	16.29%
Since Inception	3.37%
Spliced Growth Index | Vanguard Growth Index Fund | Vanguard Growth Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	32.47%
Five Years	20.42%
Ten Years	8.09%
Spliced Growth Index | Vanguard Growth Index Fund | Vanguard Growth Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	32.47%
Five Years	20.42%
Ten Years	8.09%
Spliced Growth Index | Vanguard Growth Index Fund | Vanguard Growth Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	32.47%
Five Years	20.42%
Ten Years	8.09%
Spliced Growth Index | Vanguard Growth Index Fund | Vanguard Growth Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	32.47%
Five Years	20.42%
Since Inception	7.66%
Spliced Growth Index | Vanguard Growth Index Fund | Vanguard Growth Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	32.47%
Five Years	20.42%
Since Inception	7.44%
Spliced Small Cap Index | Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	37.77%
Five Years	22.48%
Ten Years	10.27%
Spliced Small Cap Index | Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	37.77%
Five Years	22.48%
Ten Years	10.27%
Spliced Small Cap Index | Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	37.77%
Five Years	22.48%
Ten Years	10.27%
Spliced Small Cap Index | Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	37.77%
Five Years	22.48%
Since Inception	9.57%
Spliced Small Cap Index | Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	37.77%
Five Years	22.48%
Since Inception	8.40%
Spliced Small Cap Index | Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - Institutional Plus Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	37.77%
Since Inception	16.65%
Spliced Small Cap Value Index | Vanguard Small-Cap Value Index Fund | Vanguard Small-Cap Value Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	36.67%
Five Years	20.47%
Ten Years	9.67%
Spliced Small Cap Value Index | Vanguard Small-Cap Value Index Fund | Vanguard Small-Cap Value Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	36.67%
Five Years	20.47%
Ten Years	9.67%
Spliced Small Cap Value Index | Vanguard Small-Cap Value Index Fund | Vanguard Small-Cap Value Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	36.67%
Five Years	20.47%
Since Inception	9.17%
Spliced Small Cap Value Index | Vanguard Small-Cap Value Index Fund | Vanguard Small-Cap Value Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	36.67%
Since Inception	29.28%
Spliced Small Cap Growth Index | Vanguard Small-Cap Growth Index Fund | Vanguard Small-Cap Growth Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	37.91%
Five Years	24.26%
Ten Years	10.66%
Spliced Small Cap Growth Index | Vanguard Small-Cap Growth Index Fund | Vanguard Small-Cap Growth Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	37.91%
Five Years	24.26%
Ten Years	10.66%
Spliced Small Cap Growth Index | Vanguard Small-Cap Growth Index Fund | Vanguard Small-Cap Growth Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	37.91%
Five Years	24.26%
Since Inception	9.77%
Spliced Small Cap Growth Index | Vanguard Small-Cap Growth Index Fund | Vanguard Small-Cap Growth Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	37.91%
Since Inception	28.10%
MSCI US Mid Cap 450 Index | Vanguard Mid-Cap Index Fund | Vanguard Mid-Cap Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	36.34%
Five Years	22.34%
Ten Years	10.22%
MSCI US Mid Cap 450 Index | Vanguard Mid-Cap Index Fund | Vanguard Mid-Cap Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	36.34%
Five Years	22.34%
Ten Years	10.22%
MSCI US Mid Cap 450 Index | Vanguard Mid-Cap Index Fund | Vanguard Mid-Cap Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	36.34%
Five Years	22.34%
Since Inception	9.80%
MSCI US Mid Cap 450 Index | Vanguard Mid-Cap Index Fund | Vanguard Mid-Cap Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	36.34%
Five Years	22.34%
Since Inception	7.39%
MSCI US Mid Cap 450 Index | Vanguard Mid-Cap Index Fund | Vanguard Mid-Cap Index Fund - Institutional Plus Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	36.34%
Since Inception	16.35%
MSCI US Mid Cap 450 Index | Vanguard Mid-Cap Index Fund | Vanguard Mid-Cap Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	36.34%
Five Years	22.34%
Ten Years	10.22%
MSCI US Prime Market Value Index | Vanguard Value Index Fund | Vanguard Value Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	31.88%
Five Years	16.07%
Ten Years	7.43%
MSCI US Prime Market Value Index | Vanguard Value Index Fund | Vanguard Value Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	31.88%
Five Years	16.07%
Ten Years	7.43%
MSCI US Prime Market Value Index | Vanguard Value Index Fund | Vanguard Value Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	31.88%
Five Years	16.07%
Ten Years	7.43%
MSCI US Prime Market Value Index | Vanguard Value Index Fund | Vanguard Value Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	31.88%
Five Years	16.07%
Since Inception	7.10%
MSCI US Prime Market Value Index | Vanguard Value Index Fund | Vanguard Value Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	31.88%
Five Years	16.07%
Since Inception	3.22%
MSCI US Prime Market Growth Index | Vanguard Growth Index Fund | Vanguard Growth Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	33.67%
Five Years	20.63%
Ten Years	8.18%
MSCI US Prime Market Growth Index | Vanguard Growth Index Fund | Vanguard Growth Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	33.67%
Five Years	20.63%
Ten Years	8.18%
MSCI US Prime Market Growth Index | Vanguard Growth Index Fund | Vanguard Growth Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	33.67%
Five Years	20.63%
Ten Years	8.18%
MSCI US Prime Market Growth Index | Vanguard Growth Index Fund | Vanguard Growth Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	33.67%
Five Years	20.63%
Since Inception	7.76%
MSCI US Prime Market Growth Index | Vanguard Growth Index Fund | Vanguard Growth Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	33.67%
Five Years	20.63%
Since Inception	7.58%
MSCI US Small Cap 1750 Index | Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	39.09%
Five Years	22.71%
Ten Years	10.37%
MSCI US Small Cap 1750 Index | Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	39.09%
Five Years	22.71%
Ten Years	10.37%
MSCI US Small Cap 1750 Index | Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	39.09%
Five Years	22.71%
Ten Years	10.37%
MSCI US Small Cap 1750 Index | Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	39.09%
Five Years	22.71%
Since Inception	9.68%
MSCI US Small Cap 1750 Index | Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	39.09%
Five Years	22.71%
Since Inception	8.55%
MSCI US Small Cap 1750 Index | Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - Institutional Plus Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	39.09%
Since Inception	17.01%
MSCI US Small Cap Value Index | Vanguard Small-Cap Value Index Fund | Vanguard Small-Cap Value Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	33.71%
Five Years	19.94%
Ten Years	9.43%
MSCI US Small Cap Value Index | Vanguard Small-Cap Value Index Fund | Vanguard Small-Cap Value Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	33.71%
Five Years	19.94%
Ten Years	9.43%
MSCI US Small Cap Value Index | Vanguard Small-Cap Value Index Fund | Vanguard Small-Cap Value Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	33.71%
Five Years	19.94%
Since Inception	8.93%
MSCI US Small Cap Value Index | Vanguard Small-Cap Value Index Fund | Vanguard Small-Cap Value Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	33.71%
Since Inception	28.03%
MSCI US Small Cap Growth Index | Vanguard Small-Cap Growth Index Fund | Vanguard Small-Cap Growth Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	44.50%
Five Years	25.43%
Ten Years	11.18%
MSCI US Small Cap Growth Index | Vanguard Small-Cap Growth Index Fund | Vanguard Small-Cap Growth Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	44.50%
Five Years	25.43%
Ten Years	11.18%
MSCI US Small Cap Growth Index | Vanguard Small-Cap Growth Index Fund | Vanguard Small-Cap Growth Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	44.50%
Five Years	25.43%
Since Inception	10.29%
MSCI US Small Cap Growth Index | Vanguard Small-Cap Growth Index Fund | Vanguard Small-Cap Growth Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	44.50%
Since Inception	30.77%
MSCI US Prime Market 750 Index | Vanguard Large-Cap Index Fund | Vanguard Large-Cap Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	32.83%
Five Years	18.37%
Since Inception	7.72%
MSCI US Prime Market 750 Index | Vanguard Large-Cap Index Fund | Vanguard Large-Cap Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	32.83%
Five Years	18.37%
Since Inception	7.93%
MSCI US Prime Market 750 Index | Vanguard Large-Cap Index Fund | Vanguard Large-Cap Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	32.83%
Five Years	18.37%
Since Inception	7.59%
MSCI US Prime Market 750 Index | Vanguard Large-Cap Index Fund | Vanguard Large-Cap Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	32.83%
Five Years	18.37%
Since Inception	6.49%
MSCI US Prime Market 750 Index | Vanguard Large-Cap Index Fund | Vanguard Large-Cap Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	32.83%
Five Years	18.37%
Since Inception	7.69%
MSCI US Mid Cap Value Index | Vanguard Mid-Cap Value Index Fund | Vanguard Mid-Cap Value Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	33.96%
Five Years	21.13%
Since Inception	8.17%
MSCI US Mid Cap Value Index | Vanguard Mid-Cap Value Index Fund | Vanguard Mid-Cap Value Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	33.96%
Five Years	21.13%
Since Inception	8.06%
MSCI US Mid Cap Value Index | Vanguard Mid-Cap Value Index Fund | Vanguard Mid-Cap Value Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	33.96%
Since Inception	26.45%
MSCI US Mid Cap Growth Index | Vanguard Mid-Cap Growth Index Fund | Vanguard Mid-Cap Growth Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	38.66%
Five Years	23.44%
Since Inception	9.49%
MSCI US Mid Cap Growth Index | Vanguard Mid-Cap Growth Index Fund | Vanguard Mid-Cap Growth Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	38.66%
Five Years	23.44%
Since Inception	9.25%
MSCI US Mid Cap Growth Index | Vanguard Mid-Cap Growth Index Fund | Vanguard Mid-Cap Growth Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	38.66%
Since Inception	25.09%
MSCI US Broad Market Index | Vanguard Total Stock Market Index Fund | Vanguard Total Stock Market Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	33.62%
Five Years	18.89%
Ten Years	8.12%
MSCI US Broad Market Index | Vanguard Total Stock Market Index Fund | Vanguard Total Stock Market Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	33.62%
Five Years	18.89%
Ten Years	8.12%
MSCI US Broad Market Index | Vanguard Total Stock Market Index Fund | Vanguard Total Stock Market Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	33.62%
Five Years	18.89%
Ten Years	8.12%
MSCI US Broad Market Index | Vanguard Total Stock Market Index Fund | Vanguard Total Stock Market Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	33.62%
Five Years	18.89%
Ten Years	8.12%
MSCI US Broad Market Index | Vanguard Total Stock Market Index Fund | Vanguard Total Stock Market Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	33.62%
Five Years	18.89%
Since Inception	7.68%
Spliced Total Stock Market Index | Vanguard Total Stock Market Index Fund | Vanguard Total Stock Market Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	33.51%
Five Years	18.87%
Ten Years	8.11%
Spliced Total Stock Market Index | Vanguard Total Stock Market Index Fund | Vanguard Total Stock Market Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	33.51%
Five Years	18.87%
Ten Years	8.11%
Spliced Total Stock Market Index | Vanguard Total Stock Market Index Fund | Vanguard Total Stock Market Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	33.51%
Five Years	18.87%
Ten Years	8.11%
Spliced Total Stock Market Index | Vanguard Total Stock Market Index Fund | Vanguard Total Stock Market Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	33.51%
Five Years	18.87%
Ten Years	8.11%
Spliced Total Stock Market Index | Vanguard Total Stock Market Index Fund | Vanguard Total Stock Market Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	33.51%
Five Years	18.87%
Since Inception	7.67%
Spliced Extended Market Index | Vanguard Extended Market Index Fund | Vanguard Extended Market Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	38.24%
Five Years	22.57%
Ten Years	10.19%
Spliced Extended Market Index | Vanguard Extended Market Index Fund | Vanguard Extended Market Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	38.24%
Five Years	22.57%
Ten Years	10.19%
Spliced Extended Market Index | Vanguard Extended Market Index Fund | Vanguard Extended Market Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	38.24%
Five Years	22.57%
Ten Years	10.19%
Spliced Extended Market Index | Vanguard Extended Market Index Fund | Vanguard Extended Market Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	38.24%
Five Years	22.57%
Ten Years	10.19%
Standard & Poor's Completion Index | Vanguard Extended Market Index Fund | Vanguard Extended Market Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	38.24%
Five Years	22.57%
Ten Years	none
Standard & Poor's Completion Index | Vanguard Extended Market Index Fund | Vanguard Extended Market Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	38.24%
Five Years	22.57%
Ten Years	none
Standard & Poor's Completion Index | Vanguard Extended Market Index Fund | Vanguard Extended Market Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	38.24%
Five Years	22.57%
Ten Years	none
Standard & Poor's Completion Index | Vanguard Extended Market Index Fund | Vanguard Extended Market Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	38.24%
Five Years	22.57%
Ten Years	none
Standard & Poor's Completion Index | Vanguard Extended Market Index Fund | Vanguard Extended Market Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	38.24%
Five Years	22.57%
Since Inception	9.38%
Standard & Poor's Completion Index | Vanguard Extended Market Index Fund | Vanguard Extended Market Index Fund - Institutional Plus Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	38.24%
Since Inception	15.38%
Spliced Dow Jones U.S. Completion Total Stock Market Index | Vanguard Extended Market Index Fund | Vanguard Extended Market Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	38.05%
Five Years	22.59%
Ten Years	10.40%
Spliced Dow Jones U.S. Completion Total Stock Market Index | Vanguard Extended Market Index Fund | Vanguard Extended Market Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	38.05%
Five Years	22.59%
Ten Years	10.40%
Spliced Dow Jones U.S. Completion Total Stock Market Index | Vanguard Extended Market Index Fund | Vanguard Extended Market Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	38.05%
Five Years	22.59%
Ten Years	10.40%
Spliced Dow Jones U.S. Completion Total Stock Market Index | Vanguard Extended Market Index Fund | Vanguard Extended Market Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	38.05%
Five Years	22.59%
Ten Years	10.40%
Dow Jones U.S. Total Stock Market Float Adjusted Index | Vanguard Total Stock Market Index Fund | Vanguard Total Stock Market Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	33.47%
Five Years	18.86%
Ten Years	8.09%
CRSP US Total Market Index | Vanguard Total Stock Market Index Fund | Vanguard Total Stock Market Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	33.64%
Five Years	none
Ten Years	none
CRSP US Total Market Index | Vanguard Total Stock Market Index Fund | Vanguard Total Stock Market Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	33.64%
Five Years	none
Ten Years	none
CRSP US Total Market Index | Vanguard Total Stock Market Index Fund | Vanguard Total Stock Market Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	33.64%
Five Years	none
Ten Years	none
CRSP US Total Market Index | Vanguard Total Stock Market Index Fund | Vanguard Total Stock Market Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	33.64%
Five Years	none
CRSP US Large Cap Index | Vanguard Large-Cap Index Fund | Vanguard Large-Cap Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	32.71%
Five Years	none
CRSP US Large Cap Index | Vanguard Large-Cap Index Fund | Vanguard Large-Cap Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	32.71%
Five Years	none
CRSP US Large Cap Index | Vanguard Large-Cap Index Fund | Vanguard Large-Cap Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	32.71%
Five Years	none
CRSP US Large Cap Index | Vanguard Large-Cap Index Fund | Vanguard Large-Cap Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	32.71%
Five Years	none
CRSP US Large Cap Index | Vanguard Large-Cap Index Fund | Vanguard Large-Cap Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	32.71%
Five Years	none
CRSP US Large Cap Growth Index | Vanguard Growth Index Fund | Vanguard Growth Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	31.75%
Five Years	none
Ten Years	none
CRSP US Large Cap Growth Index | Vanguard Growth Index Fund | Vanguard Growth Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	31.75%
Five Years	none
Ten Years	none
CRSP US Large Cap Growth Index | Vanguard Growth Index Fund | Vanguard Growth Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	31.75%
Five Years	none
CRSP US Large Cap Growth Index | Vanguard Growth Index Fund | Vanguard Growth Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	31.75%
Five Years	none
CRSP US Large Cap Value Index | Vanguard Value Index Fund | Vanguard Value Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	33.34%
Five Years	none
Ten Years	none
CRSP US Large Cap Value Index | Vanguard Value Index Fund | Vanguard Value Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	33.34%
Five Years	none
Ten Years	none
CRSP US Large Cap Value Index | Vanguard Value Index Fund | Vanguard Value Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	33.34%
Five Years	none
CRSP US Large Cap Value Index | Vanguard Value Index Fund | Vanguard Value Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	33.34%
Five Years	none
CRSP US Mid Cap Index | Vanguard Mid-Cap Index Fund | Vanguard Mid-Cap Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	35.27%
Five Years	none
Ten Years	none
CRSP US Mid Cap Index | Vanguard Mid-Cap Index Fund | Vanguard Mid-Cap Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	35.27%
Five Years	none
Ten Years	none
CRSP US Mid Cap Index | Vanguard Mid-Cap Index Fund | Vanguard Mid-Cap Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	35.27%
Five Years	none
CRSP US Mid Cap Index | Vanguard Mid-Cap Index Fund | Vanguard Mid-Cap Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	35.27%
Five Years	none
CRSP US Mid Cap Index | Vanguard Mid-Cap Index Fund | Vanguard Mid-Cap Index Fund - Institutional Plus Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	35.27%
CRSP US Mid Cap Index | Vanguard Mid-Cap Index Fund | Vanguard Mid-Cap Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	35.27%
Five Years	none
Ten Years	none
CRSP US Mid Cap Growth Index | Vanguard Mid-Cap Growth Index Fund | Vanguard Mid-Cap Growth Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	32.99%
Five Years	none
CRSP US Mid Cap Growth Index | Vanguard Mid-Cap Growth Index Fund | Vanguard Mid-Cap Growth Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	32.99%
Five Years	none
CRSP US Mid Cap Growth Index | Vanguard Mid-Cap Growth Index Fund | Vanguard Mid-Cap Growth Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	32.99%
CRSP US Mid Cap Value Index | Vanguard Mid-Cap Value Index Fund | Vanguard Mid-Cap Value Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	37.38%
Five Years	none
CRSP US Mid Cap Value Index | Vanguard Mid-Cap Value Index Fund | Vanguard Mid-Cap Value Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	37.38%
Five Years	none
CRSP US Mid Cap Value Index | Vanguard Mid-Cap Value Index Fund | Vanguard Mid-Cap Value Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	37.38%
CRSP US Small Cap Index | Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	38.48%
Five Years	none
Ten Years	none
CRSP US Small Cap Index | Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	38.48%
Five Years	none
Ten Years	none
CRSP US Small Cap Index | Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	38.48%
Five Years	none
Ten Years	none
CRSP US Small Cap Index | Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	38.48%
Five Years	none
CRSP US Small Cap Index | Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	38.48%
Five Years	none
CRSP US Small Cap Index | Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - Institutional Plus Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	38.48%
CRSP US Small Cap Growth Index | Vanguard Small-Cap Growth Index Fund | Vanguard Small-Cap Growth Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	38.44%
Five Years	none
Ten Years	none
CRSP US Small Cap Growth Index | Vanguard Small-Cap Growth Index Fund | Vanguard Small-Cap Growth Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	38.44%
Five Years	none
Ten Years	none
CRSP US Small Cap Growth Index | Vanguard Small-Cap Growth Index Fund | Vanguard Small-Cap Growth Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	38.44%
Five Years	none
CRSP US Small Cap Growth Index | Vanguard Small-Cap Growth Index Fund | Vanguard Small-Cap Growth Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	38.44%
CRSP US Small Cap Value Index | Vanguard Small-Cap Value Index Fund | Vanguard Small-Cap Value Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	38.47%
Five Years	none
Ten Years	none
CRSP US Small Cap Value Index | Vanguard Small-Cap Value Index Fund | Vanguard Small-Cap Value Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	38.47%
Five Years	none
Ten Years	none
CRSP US Small Cap Value Index | Vanguard Small-Cap Value Index Fund | Vanguard Small-Cap Value Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	38.47%
Five Years	none
CRSP US Small Cap Value Index | Vanguard Small-Cap Value Index Fund | Vanguard Small-Cap Value Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	38.47%
Spliced Large Cap Index | Vanguard Large-Cap Index Fund | Vanguard Large-Cap Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	32.74%
Five Years	18.36%
Since Inception	7.71%
Spliced Large Cap Index | Vanguard Large-Cap Index Fund | Vanguard Large-Cap Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	32.74%
Five Years	18.36%
Since Inception	7.92%
Spliced Large Cap Index | Vanguard Large-Cap Index Fund | Vanguard Large-Cap Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	32.74%
Five Years	18.36%
Since Inception	7.59%
Spliced Large Cap Index | Vanguard Large-Cap Index Fund | Vanguard Large-Cap Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	32.74%
Five Years	18.36%
Since Inception	6.48%
Spliced Large Cap Index | Vanguard Large-Cap Index Fund | Vanguard Large-Cap Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	32.74%
Five Years	18.36%
Since Inception	7.68%
Spliced Mid Cap Growth Index | Vanguard Mid-Cap Growth Index Fund | Vanguard Mid-Cap Growth Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	32.07%
Five Years	22.25%
Since Inception	8.77%
Spliced Mid Cap Growth Index | Vanguard Mid-Cap Growth Index Fund | Vanguard Mid-Cap Growth Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	32.07%
Five Years	22.25%
Since Inception	8.53%
Spliced Mid Cap Growth Index | Vanguard Mid-Cap Growth Index Fund | Vanguard Mid-Cap Growth Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	32.07%
Since Inception	22.43%
Spliced Mid Cap Value Index | Vanguard Mid-Cap Value Index Fund | Vanguard Mid-Cap Value Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	37.81%
Five Years	21.82%
Since Inception	8.58%
Spliced Mid Cap Value Index | Vanguard Mid-Cap Value Index Fund | Vanguard Mid-Cap Value Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	37.81%
Five Years	21.82%
Since Inception	8.48%
Spliced Mid Cap Value Index | Vanguard Mid-Cap Value Index Fund | Vanguard Mid-Cap Value Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	37.81%
Since Inception	28.05%